Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Statements [Line Items]
Disclosure of detailed information about commitments [Table Text Block]
	Within 1 year	1 - 5 years	Over 5 years	December 31, 2022	December 31, 2021
Accounts payable, accrued liabilities and payable due to related party	3,173	-	-	3,173	1,467
Long-term incentive plan (cash-settled awards)	2,521	195	-	2,716	1,547
Corporate office leases	127	221	-	348	501
Total	5,821	416	-	6,237	3,515